Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of aggregate compensation of the members of the Group’s Board of Directors and CEO	The aggregate compensation of the members of the Group’s Board of Directors and to the Chief Executive Officer includes the following:

(In thousands of euros)
COMPENSATION	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Fixed compensation owed	304	322	471
Variable compensation owed	144	193	282
Contributions in-kind	9	9	32
Employer contributions	18	17	—
Attendance fees—Board of Directors	85	103	375
Share-based payments	179	(217)	6,561
Departure indemnities	—	—	1,210
Total	738	427	8,930